Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Interest Rate Swap	Jun. 30, 2012 Interest Rate Swap
Derivatives, Fair Value [Line Items]
Date of interest rate swap		Mar. 15, 2012			May 15, 2012
Interest rate swaps to hedge against the effects of a change					1-Month LIBOR
Projected cash flow hedge				$ 401	$ 401
Unrealized losses on related to interest rate swap included in other comprehensive income		565		849
Unrealized gains or losses attributable to derivatives	$ 0		$ 0